TAXATION - Composition of income tax expense (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
TAXATION
Current income tax expense		¥ 383,723,730	¥ 228,395,153	¥ 329,612,294
Deferred tax benefit/expense	$ 13,347,849	86,464,693	(97,573,997)	(35,871,972)
Income tax expense	$ 72,584,585	¥ 470,188,423	¥ 130,821,156	¥ 293,740,322